Accounts Receivable, Net	6 Months Ended
Dec. 31, 2022
Accounts receivable [Abstract]
Accounts receivable, net

Note 3 – Accounts receivable, net

Accounts receivable consisted of the following:

	December 31, 2022	June 30, 2022
	(Unaudited)
Color World platform subscription fees due from App payment collections agent	$2,507,981	$2,507,981
Less: allowance for doubtful accounts	(1,880,986)	-
Total accounts receivable, net	$626,995	$2,507,981

Provision for doubtful accounts were $1,880,986 and $0 for the six months ended December 31, 2022 and 2021, respectively.

Movement of allowance for doubtful accounts is as the following:

	For the Six Months Ended December 31, 2022	For the Six Months Ended December 31, 2021
	(Unaudited)	(Unaudited)
Beginning balance	$-	$-
Allowance for doubtful accounts	1,880,986	-
Less: write-off	-	-
Ending balance	$1,880,986	$-